Equity (Details) $ / shares in Units, ¥ in Millions							12 Months Ended
		Dec. 03, 2025 USD ($) $ / shares	Nov. 12, 2025 shares	Oct. 25, 2023 USD ($) $ / shares shares	Mar. 01, 2023 shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥) shares
Equity [Line Items]
Preferred shares, authorized (in Shares)	[1]						50,000,000	50,000,000			50,000,000
Preferred shares, issued (in Shares)	[1]						46,875	46,875			46,875
Preferred shares outstanding (in Shares)	[1]						46,875	46,875			46,875
Preferred stock, par value (in Dollars per share) | $ / shares	[1]						$ 0.0016	$ 0.0016
After share consolidation, the par value (in Dollars per share) | $ / shares							$ 0.0016
Preferred share has voting rights							Each Preferred Share has voting rights equal to two Ordinary Shares of the Company and each Preferred Share is convertible into one Ordinary Share at any time.
Restricted stock units (in Shares)					30,000	120,000
Ordinary shares authorized (in Shares)	[1]						450,000,000	450,000,000			450,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares						$ 2.62
RSUs granted description							The RSUs granted to the then Chief Executive Officer and Vice President have a graded vesting schedule with 25% or 39,750 RSUs vested on June 30, 2022, 25% or 39,750 RSUs vested on October 1, 2022, 25% or 39,750 RSUs vested on January 1, 2023, and the remaining 25% or 39,750 RSUs vested on April 1, 2023. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis
Compensation cost | $									$ 129,690	$ 208,290
Fair value | $		$ 489,461.28
Closing stock price (in Dollars per share) | $ / shares		$ 2.38
Share-based compensation expense | $							$ 489,461.28		$ 129,690
Ordinary share par value (in Dollars per share) | $ / shares	[1]						$ 0.0016	$ 0.0016
Share capital of increased to divided | $				$ 800,000
Preferred stock shares dividend (in Shares)				500,000,000
Statutory surplus reserve percentage							25.00%	25.00%	25.00%
Registered capital amount | $							$ 2,000,000
Statutory reserves | $							394,541	$ 394,541
Paid in capital and statutory reserve | $							$ 53,574,732	$ 53,085,271
Chief Executive Officer [Member]
Equity [Line Items]
Ordinary shares authorized (in Shares)						39,000
Preferred Stock [Member]
Equity [Line Items]
Preferred shares, authorized (in Shares)				450,000,000			50,000,000				50,000,000
Preferred shares, issued (in Shares)							750,000				750,000
Preferred shares outstanding (in Shares)							750,000				750,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0016			$ 0.0001
Preferred Stock [Member] | Share Consolidation [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Preferred Stock [Member] | Share Capital Increase [Member]
Equity [Line Items]
Preferred shares, authorized (in Shares)				50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0016
Ordinary Shares [Member]
Equity [Line Items]
Granted shares (in Shares)			205,656
Ordinary share par value (in Dollars per share) | $ / shares				0.0016
Ordinary Shares [Member] | Share Consolidation [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares				$ 0.0001
Statutory Reserve [Member]
Equity [Line Items]
Registered capital amount | ¥											¥ 14
Statutory Reserve [Member] | Minimum [Member]
Equity [Line Items]
Statutory surplus reserve percentage							10.00%
Statutory Reserve [Member] | Maximum [Member]
Equity [Line Items]
Statutory surplus reserve percentage							50.00%

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).